Compensation Plans and Post-Employment Benefits - Amounts Recognized in Balance Sheets (Details) - USD ($) $ in Millions	Nov. 30, 2022	Nov. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 2,515	$ 2,011
Accrued liabilities and other	1,942	1,641
Other long-term liabilities	891	1,043
Pension Plan | All Other Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Accrued liabilities and other	25	23
Other long-term liabilities	188	227
Pension Plan | UK Plan
Defined Benefit Plan Disclosure [Line Items]
Other assets	24	56
Accrued liabilities and other	0	0
Other long-term liabilities	$ 0	$ 0